Interim Condensed Consolidated Statements of Comprehensive Loss (USD $)	6 Months Ended		12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013	Jan. 31, 2014	Jan. 31, 2013
Net sales	$ 284,800	$ 297,351	$ 639,107	$ 566,508
Cost of sales	535,806	245,595	587,639	342,659
Gross profit (loss)	(251,006)	51,756	51,468	223,849
Operating Expenses
General and administrative expenses	1,451,014	1,619,829	2,830,661	1,440,255
Foreign exchange	11,974	21,808	14,426	23,752
Total operating expenses	1,462,988	1,641,637	2,845,087	1,464,007
Operating loss	(1,713,994)	(1,589,881)	(2,793,619)	(1,240,158)
Other income (expense)
Interest	(101,358)	(30,074)	(77,381)	(34,853)
Accretion of debt discounts and finance charges	(2,282,985)	(121,761)	(737,595)	(57,985)
Derivative expense	(12,028,383)	(115,000)	(170,500)	0
Loss on extinguishment of debt	(826,320)	(485,704)	(468,753)	0
Debt Conversion expense	(309,011)	0
Change in fair value of derivative financial instruments	(13,005,182)	(338,300)	9,358	0
Total other income (expense)	(28,553,239)	(1,090,839)	(1,444,871)	(92,838)
Net loss and comprehensive loss for the period	(30,267,233)	(2,680,720)	(4,238,490)	(1,332,996)
Basic and diluted net loss per share	$ (0.86)	$ (0.10)	$ (0.14)	$ (0.07)
Comprehensive loss			$ (4,238,490)	$ (1,329,769)
Weighted average shares used in computing basic and diluted net loss per share	35,042,574	30,021,276	31,418,517	20,363,483